Property, plant and equipment - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment
Depreciation expenses on property, plant and equipment, including impairment	₺ 20,224,851	₺ 17,235,704
Impairment expenses/(reversals)	₺ 16,613	₺ (35,796)